Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Due from Related Parties

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€16,908	€16,908
Long-term investment	-	-	112,725	112,725
Trade receivables	250	-	116,337	116,587
Total	€250	€-	€245,970	€246,220

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273

Schedule of Due to Related Parties

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(1,900,000)	€(784)	€(1,900,784)
Credits pending collection	-	164,380	-	164,380
Trade payable	-	(2,196)	(53,445)	(55,641)
Total	€-	€(1,737,816)	€(54,229)	€(1,792,045)

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)

Schedule of Transactions with Related Parties

Year Ended December 31, 2024

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€742	€-	€305,909	€306,651
*Services received	-	(1,133,890)	-	(1,133,890)
Total	€742	€(1,133,890)	€305,909	€(827,239)

*	Comprised of selling and administrative – related parties of €848,832, salaries and benefits – related parties of €101,281 (including stock-based compensation of €88,248) and interest expense – related parties of €183,777.

Year Ended December 31, 2023

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Sales	€28,419	€2,418	€1,349,710	€1,380,547
*Services received	-	(1,139,518)	-	(1,139,518)
Purchases	-	-	(1,201,244)	(1,201,244)
Total	€28,419	€(1,137,100)	€148,466	€(960,215)

*	Comprised of selling and administrative – related parties of €1,010,769, salaries and benefits – related parties of €9,999 and interest expense – related parties of €118,750.

Year Ended December 31, 2022

	Senior	Other group
	partner	companies	Total
Sales	€-	€836,804	€836,804
Services received	(547,912)	-	(547,912)
Purchases	-	(30,696)	(30,696)
Total	€(547,912)	€806,108	€258,196